Voyage Expenses and Vessel Operating Expenses - Voyage expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature [abstract]
Commissions	$ 446	$ 397	$ 924
Bunkers expenses	1,018	3,083	3,876
Other voyage expenses	341	456	573
Total	$ 1,805	$ 3,936	$ 5,373